Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000035049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	4.16%	12.71%	17.72%
C000035050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	8.39%	13.15%	17.69%
C000035051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000250224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	10.11%	13.35%	15.63%
C000035044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	14.63%	13.77%	15.59%
C000035045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	6.56%	6.77%	9.15%
C000035056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	9.69%	6.93%	8.98%
C000035057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	26.06%	8.10%	11.02%
C000035059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	31.26%	8.43%	10.95%
C000035060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	26.32%	6.64%	11.74%
C000035062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	31.64%	6.95%	11.68%
C000035063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000035049
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	14.00%	18.39%
Without Sales Load [Member] | C000035050
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%	13.15%	17.69%
Without Sales Load [Member] | C000035051
Average Annual Return [Line Items]
Average Annual Return, Percent	10.49%	14.29%	18.68%
Without Sales Load [Member] | C000250224
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%	14.29%	18.69%
Without Sales Load [Member] | C000035043
Average Annual Return [Line Items]
Average Annual Return, Percent	16.53%	14.64%	16.29%
Without Sales Load [Member] | C000035044
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%	13.77%	15.59%
Without Sales Load [Member] | C000035045
Average Annual Return [Line Items]
Average Annual Return, Percent	16.87%	14.99%	16.64%
Without Sales Load [Member] | C000043497
Average Annual Return [Line Items]
Average Annual Return, Percent	16.89%	15.00%	16.63%
Without Sales Load [Member] | C000035055
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	7.76%	9.65%
Without Sales Load [Member] | C000035056
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%	6.93%	8.98%
Without Sales Load [Member] | C000035057
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%	8.02%	9.92%
Without Sales Load [Member] | C000043498
Average Annual Return [Line Items]
Average Annual Return, Percent	11.87%	8.07%	9.94%
Without Sales Load [Member] | C000035058
Average Annual Return [Line Items]
Average Annual Return, Percent	33.38%	9.33%	11.65%
Without Sales Load [Member] | C000035059
Average Annual Return [Line Items]
Average Annual Return, Percent	32.26%	8.43%	10.95%
Without Sales Load [Member] | C000035060
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	9.60%	11.92%
Without Sales Load [Member] | C000170839
Average Annual Return [Line Items]
Average Annual Return, Percent	33.73%	9.62%	11.94%
Without Sales Load [Member] | C000035061
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	7.85%	12.38%
Without Sales Load [Member] | C000035062
Average Annual Return [Line Items]
Average Annual Return, Percent	32.64%	6.95%	11.68%
Without Sales Load [Member] | C000035063
Average Annual Return [Line Items]
Average Annual Return, Percent	34.03%	8.12%	12.66%
Without Sales Load [Member] | C000170840
Average Annual Return [Line Items]
Average Annual Return, Percent	34.08%	8.14%	12.67%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.03%	11.89%	17.46%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category Average
Average Annual Return, Percent	11.14%	9.09%	14.78%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.03%	11.89%	17.46%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category Average
Average Annual Return, Percent	11.14%	9.09%	14.78%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.03%	11.89%	17.46%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category Average
Average Annual Return, Percent	11.14%	9.09%	14.78%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.03%	11.89%	17.46%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Category Average
Average Annual Return, Percent	11.14%	9.09%	14.78%
FEDERATED INDEX: Morningstar Large Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category Average
Average Annual Return, Percent	17.47%	10.64%	12.90%
FEDERATED INDEX: Morningstar Large Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category Average
Average Annual Return, Percent	17.47%	10.64%	12.90%
FEDERATED INDEX: Morningstar Large Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category Average
Average Annual Return, Percent	17.47%	10.64%	12.90%
FEDERATED INDEX: Morningstar Large Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Category Average
Average Annual Return, Percent	17.47%	10.64%	12.90%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	12.72%	7.58%	9.65%
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category Average
Average Annual Return, Percent	12.86%	6.15%	7.92%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	12.72%	7.58%	9.65%
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category Average
Average Annual Return, Percent	12.86%	6.15%	7.92%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	12.72%	7.58%	9.65%
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category Average
Average Annual Return, Percent	12.86%	6.15%	7.92%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	12.72%	7.58%	9.65%
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Funds Category Average
Average Annual Return, Percent	12.86%	6.15%	7.92%
FEDERATED INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%	7.11%	10.64%
FEDERATED INDEX: Morningstar Small Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category Average
Average Annual Return, Percent	28.33%	7.42%	9.71%
FEDERATED INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%	7.11%	10.64%
FEDERATED INDEX: Morningstar Small Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category Average
Average Annual Return, Percent	28.33%	7.42%	9.71%
FEDERATED INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%	7.11%	10.64%
FEDERATED INDEX: Morningstar Small Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category Average
Average Annual Return, Percent	28.33%	7.42%	9.71%
FEDERATED INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%	7.11%	10.64%
FEDERATED INDEX: Morningstar Small Blend Funds Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Category Average
Average Annual Return, Percent	28.33%	7.42%	9.71%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	28.42%	5.08%	10.59%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	22.97%	3.36%	10.72%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	28.42%	5.08%	10.59%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	22.97%	3.36%	10.72%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	28.42%	5.08%	10.59%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	22.97%	3.36%	10.72%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	28.42%	5.08%	10.59%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	22.97%	3.36%	10.72%